Noncontrolling Interests (Rollforward Redeemable Noncontrolling Interest) (Details) $ in Millions	12 Months Ended
Sep. 30, 2015 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Balance, beginning of period	$ 287.2
Net income (loss)	11.5
Dividends	(2.0)
Purchase of noncontrolling interest	(277.9)
Currency translation adjustment	(18.8)
Balance, end of period	$ 0.0